October 21, 2013

John Grzeskiewicz

Senior Counsel

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-3628

Re: American Funds Developing World Growth and Income Fund (the “Fund”)

File Nos. 333-190913 and 811-22881

Dear Mr. Grzeskiewicz:

In response to your comment letter, dated September 27, 2013, to the Fund’s initial Registration Statement on Form N-1A, we hereby file Pre-Effective Amendment No. 1 to the Registration Statement under the Securities Act of 1933 (the “1933 Act”) and Amendment No. 1 to the Registration Statement under the Investment Company Act of 1940 (the “1940 Act”) (such amendments, collectively, the “Amendment”) pursuant to Rule 472 of the 1933 Act. We appreciate your prompt response to the previous filing.

Our responses to your comments are set forth below. The Amendment reflects additional information that was not contained in the initial Registration Statement.

General Comments

  Please supply the undersigned with copies of any exemptive application and any no-action request the Trust has submitted, or will submit, in connection with registration of its shares.

Response: The Fund has not submitted and does not expect to submit any exemptive application or no-action request in connection with the registration of its shares.

  Please review and revise the prospectus where necessary so as to conform to the Commission’s plain English requirements of Rule 421 under Regulation C under the Securities Act of 1933 (the “1933 Act”). See Office of Investor Education and Assistance, U.S. Securities and Exchange Commission, A Plain English Handbook (1998).

Response: We acknowledge the comment and note that we have considered Rule 421 when reviewing the existing disclosure and formulating our responses to your comments.

  All registrants are reminded of their obligation to file electronic reports with respect to their fidelity bond coverage under Rule 17g-1(g) under the Investment Company Act of 1940 (the “1940 Act”).

Response: We acknowledge our obligations under Rule 17g-1(g).

  We note that portions of the disclosure have been left blank. We may have further comments on such portions when you complete them in a pre-effective amendment, or on disclosure made in response to this letter, or on exhibits added in a pre-effective amendment.

Response: As mentioned above, the Amendment contains additional information that was not included in the initial Registration Statement. We note your comment and acknowledge that you may have additional comments.

Prospectus

Front Cover Page

  Include the ticker symbols of each class of the Fund’s shares, adjacent to each such class, when they become available.

Response: We presently expect the Fund to become operational on March 7, 2014, and we expect each class of the Fund’s shares to be assigned a ticker symbol shortly thereafter. As required by Item 1(a)(2) of Form N-1A, we will include the ticker symbol for each class of the Fund’s shares, adjacent to each such class, after the ticker symbols become available.

Fees and Expenses of the Fund

  Please confirm in your response letter to these comments that there will be no “Acquired Fund Fees and Expenses.”

Response: We confirm that there will be no “Acquired Fund Fees and Expenses.”

  Since none of the classes charge a redemption fee or a sales load on reinvested dividends, consider deleting these captions from the fee table.

Response: Although these captions may be omitted from the fee table, we plan to include them so it is clear to investors that these fees are not charged by the Fund.

  Please remove footnote number 2 from the heading, “Annual fund operating expenses,” and place it next to the caption, “Other expenses.”

Response: We have updated the disclosure to address this comment.

  It appears from footnote 3 that there is a fee waiver and expense reimbursement agreement. Item 3.3(e) of Form N-1A states: “If there are expense reimbursement or fee waiver arrangements that will reduce any Fund operating expenses for no less than one year from the effective date of the Fund’s registration statement, a Fund may add two captions to the fee table: one caption showing the amount of the expense reimbursement or fee waiver, and a second caption showing the Fund’s net expenses after subtracting the fee reimbursement or expense waiver from the total fund operating expenses. The fund should place these additional captions directly below the ‘Total Annual Fund Operating Expenses’ caption of the table and should use appropriate descriptive captions, such as ‘Fee Waiver [and/or Expense Reimbursement/’ and ‘Total Annual Fund Operating Expenses After Fee Waiver [and/or Expense Reimbursement],’ respectively.”

Response: We have updated the disclosure to address this comment.

  Please confirm that the expense reimbursement and/or fee waiver arrangement will be in effect for no less than one year from the effective date of the Fund’s registration statement. If the adviser may recoup previously reimbursed expenses, add the appropriate disclosure in the footnote. If there is no such arrangement or it will be in effect for less than one year, delete footnote 3.

Response: We confirm that the expense reimbursement arrangement will be in effect for at least one year from the effective date of the Fund’s Registration Statement and that there will be no recoupment of previously reimbursed expenses.

Principal Investment Strategies

  As the disclosure now stands, the Fund will be entirely invested, under normal conditions, in dividend-paying securities. Confirm in your response letter that this is the case. If this is not the case, revise the disclosure to discuss the other kinds of securities the Fund may buy, such as debt securities.

Response: Based on our conversations with Commission staff, we have updated the disclosure to address this comment.

  Is “developing” the same as “emerging”? This section refers to “developing countries” but the “Principal Risks” section refers to “emerging markets.” If “developing” and “emerging” are considered synonymous, the prospectus should state that “developing countries” are also commonly referred to as “emerging markets.” If “developing countries” is meant to be different from the more widely used term, “emerging markets,” the prospectus should clearly explain that distinction.

Response: Based on our conversations with Commission staff, we have updated the disclosure to address this comment.

  If derivatives, short sales, options and futures are part of the Fund’s investment strategy, disclose here and explain how they further the Fund’s objective and strategies.

Response: We confirm that the Fund does not presently intend to invest in derivatives, short sales, options or futures to a material extent. To the extent the Fund intends on investing in derivatives or derivative-type instruments in the future, we will add appropriate disclosure.

  Provide examples of countries in which the Fund is likely to be invested. If a significant portion of the Fund’s portfolio will be invested in a single country or a small number of countries, this should be disclosed and the risks peculiar to those countries should be disclosed.

Response: Based on our conversations with Commission staff, we have updated the disclosure to address this comment.

  There should be more specificity as to the criteria for determining which countries are suitable “developing countries.” For example, what is the precise per capita domestic product below which a country is considered to be “developing”? Also, clarify the disclosure as to whether any restrictive government regulation of foreign ownership or repatriation of dividends and profits would render a developing country unsuitable.

Response: Based on our conversations with Commission staff, we have updated the disclosure to address this comment.

  Are the “multiple portfolio managers” employees of the investment adviser or separate sub-advisers? If the latter, disclose their status and inform the staff whether the Fund is seeking an exemptive order to allow it to change sub-advisers without a shareholder vote.

Response: We confirm that the “multiple portfolio managers” are employees of the investment adviser.

Principal Risks

  Please confirm in your response letter that this Fund will not be significantly invested in debt securities, options, futures or derivatives.

Response: We confirm that the Fund will not be significantly invested in options, futures or other derivative instruments. To the extent the Fund intends on investing in derivatives or derivative-type instruments in the future, we will add appropriate disclosure. Additionally, although the Fund does not presently intend to invest in debt securities to a material extent, the Fund may invest up to 15% of its assets in debt securities. As such, reference to the Fund’s ability to invest in debt securities and disclosure regarding the risks of investing in debt securities have been included in the prospectus.

Investment Objective, Strategies and Risks

  This section refers to convertible bonds, debt securities and bonds in general. If these investments are part of the Fund’s principal investment strategies, they should be disclosed and discussed in the “Summary” portion of the prospectus and there should be an explanation of how they are used to further the Fund’s objective and strategies. Disclose whether the Fund has any criteria as to maturity or credit quality in choosing debt securities.

Response: Because we do not consider investing in equity-type securities, such as convertible bonds, or in debt securities to be principal investment strategies of the Fund, the risks of investing in such securities are discussed in the “Investment objective, strategies and risks” section of the prospectus.

  Confirm to the staff that the Fund invests in cash and money market instruments only for temporary defensive purposes.

Response: As described in the prospectus, under normal market conditions, the Fund may hold cash and money market instruments, subject to the Fund’s compliance with applicable investment limits. However, when the Fund’s investment adviser determines that market conditions warrant, the Fund may depart from its normal investment strategies for temporary defensive purposes by investing in cash and money market instruments without limitation.

Statement of Additional Information

Certain investment limitations and guidelines

  The Fund’s ability to invest up to 15% of its assets in debt securities is not disclosed in the prospectus. Please add this fact to the prospectus disclosure.

Response: Although the Fund may invest up to 15% of its assets in debt securities, the Fund does not currently intend to invest in debt securities as part of its principal investment strategy. However, based on our conversations with Commission staff, reference to the Fund’s ability to invest in debt securities has been included in the prospectus.

Description of certain securities and investment techniques

  Some investments and practices described here are not mentioned in the prospectus. To the extent that the Fund intends to engage in such investments and practices so that they might materially affect the performance of the Fund or the decision of an investor to purchase shares, such investments and practices, and their accompanying risks, should be discussed in the prospectus.

Response: We have expanded the prospectus disclosure for the Fund to more fully describe the material strategies the Fund will employ and believe the descriptions in this section remain appropriate in light of those revisions.

Fund policies

  Please add a non-fundamental policy of not investing more than 15% of a Fund’s assets in illiquid investments.

Response: The Fund will comply with the requirements under the 1940 Act, including limitations on investments in illiquid securities.

Management of the fund

Board of trustees and officers

  The trustees and officers of the Trust, including the requisite number of independent trustees, should be furnished by a pre-effective amendment.

Response: We acknowledge the comment and confirm that this information has been included in the Amendment.

Finally, as requested, the Fund acknowledges that:

•	the Fund is responsible for the adequacy and accuracy of the disclosure in its filings;

•	should the Commission or the staff, acting pursuant to delegated authority, declare the Fund’s Registration Statement effective, the Commission shall not be foreclosed from taking any action with respect to the Registration Statement;

•	the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the Registration Statement effective, does not relieve the Fund from full responsibility for the adequacy and accuracy of the disclosure in the Registration Statement; and

•	the Fund may not assert the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the Registration Statement effective as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Thank you for your consideration of our responses to your comments. We hope to have the Fund’s Registration Statement declared effective by November 1, 2013. As such, we would greatly appreciate your comments to the Amendment as soon as possible. We look forward to your response to this letter and the Amendment.

If you have any questions, please do not hesitate to contact me at (213) 486-9108.

Sincerely,

/s/ Erik A. Vayntrub

Erik A. Vayntrub

Counsel